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November 5, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


RE: Separate Account II of Integrity Life Insurance Company ("Registrant") Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 33-51268


Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the forms of Prospectuses dated November 1, 1997, for the Pinnacle(version II) Flexible Premium Variable Annuity and the Pinnacle(version III) Flexible Premium Variable Annuity issued by the Registrant, that would have been filed pursuant to Rule 497(c), would not have differed from the forms of Prospectuses contained in Registrant's post-effective amendment to its Registration Statement on Form N-4 which became effective on November 1, 1997.


Sincerely,


/s/ Sheri L. Bean
Sheri L. Bean
Paralegal